Shareholder Report, Average Annual Return (Details) 193026_NEOS Real Estate High Income ETF_TF_TSR Annual {TF}	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
NEOS Real Estate High Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NEOS Real Estate High Income ETF NAV
Average Annual Return, Percent	4.00%		8.85%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Total Return Index
Average Annual Return, Percent	16.64%		18.61%
Dow Jones U.S. Real Estate Capped Index (USD) TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Real Estate Capped Index (USD) TR
Average Annual Return, Percent	1.59%		5.62%